Disclosure of Detailed Information About Property and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 8,832
Property, plant and equipment at end of period		8,477	$ 8,832
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		526
Property, plant and equipment at end of period		513	526
Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		231
Property, plant and equipment at end of period		225	231
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		6,525
Property, plant and equipment at end of period		6,889	6,525
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2
Property, plant and equipment at end of period		1	2
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		40
Property, plant and equipment at end of period		29	40
Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		40
Property, plant and equipment at end of period		35	40
Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		694
Property, plant and equipment at end of period		647	694
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		774
Property, plant and equipment at end of period		138	774
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		14,270	13,349
Additions		516	1,112
Adjustments to project costs		(19)	(7)
Disposals		(83)	(239)
Transfers	[1]	(129)	(2)
Exchange difference		(80)	57
Property, plant and equipment at end of period		14,475	14,270
Cost [member] | Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		674	675
Additions		0	1
Adjustments to project costs		0	(2)
Disposals		0	0
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment at end of period		674	674
Cost [member] | Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		372	399
Additions		0	0
Adjustments to project costs		0	(7)
Disposals		0	(24)
Transfers	[1]	0	2
Exchange difference		(2)	2
Property, plant and equipment at end of period		370	372
Cost [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		9,890	9,377
Additions		2	9
Adjustments to project costs		(9)	4
Disposals		(44)	(127)
Transfers	[1]	859	583
Exchange difference		(64)	44
Property, plant and equipment at end of period		10,634	9,890
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		7	7
Additions		0	2
Adjustments to project costs		0	0
Disposals		0	(2)
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment at end of period		7	7
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		66	63
Additions		2	29
Adjustments to project costs		(2)	0
Disposals		0	(26)
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment at end of period		66	66
Cost [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		252	252
Additions		0	0
Adjustments to project costs		0	0
Disposals		0	0
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment at end of period		252	252
Cost [member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,235	2,082
Additions		27	47
Adjustments to project costs		(8)	(2)
Disposals		(35)	(58)
Transfers	[1]	128	156
Exchange difference		(13)	10
Property, plant and equipment at end of period		2,334	2,235
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		774	494
Additions		485	1,024
Adjustments to project costs		0	0
Disposals		(4)	(2)
Transfers	[1]	(1,116)	(743)
Exchange difference		(1)	1
Property, plant and equipment at end of period		138	774
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(5,438)	(4,988)
Disposals		72	186
Exchange difference		30	(22)
Depreciation		(662)	(614)
Property, plant and equipment at end of period		(5,998)	(5,438)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(148)	(135)
Disposals		0	0
Exchange difference		0	0
Depreciation		(13)	(13)
Property, plant and equipment at end of period		(161)	(148)
Accumulated amortization [member] | Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(141)	(156)
Disposals		0	22
Exchange difference		0	(1)
Depreciation		(4)	(6)
Property, plant and equipment at end of period		(145)	(141)
Accumulated amortization [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(3,365)	(3,042)
Disposals		38	95
Exchange difference		21	(14)
Depreciation		(439)	(404)
Property, plant and equipment at end of period		(3,745)	(3,365)
Accumulated amortization [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(5)	(6)
Disposals		0	2
Exchange difference		0	0
Depreciation		(1)	(1)
Property, plant and equipment at end of period		(6)	(5)
Accumulated amortization [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(26)	(27)
Disposals		0	12
Exchange difference		0	0
Depreciation		(11)	(11)
Property, plant and equipment at end of period		(37)	(26)
Accumulated amortization [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(212)	(207)
Disposals		0	0
Exchange difference		0	0
Depreciation		(5)	(5)
Property, plant and equipment at end of period		(217)	(212)
Accumulated amortization [member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,541)	(1,415)
Disposals		34	55
Exchange difference		9	(7)
Depreciation		(189)	(174)
Property, plant and equipment at end of period		(1,687)	(1,541)
Accumulated amortization [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0	0
Disposals		0	0
Exchange difference		0	0
Depreciation		0	0
Property, plant and equipment at end of period		$ 0	$ 0

[1]	During the years ended December 31, 2020 and 2021, the net transfers to investment properties were US$2 million and US$129 million, respectively.